Putnam Investments
                                             One Post Office Square
                                             Boston, MA 02109
                                             March 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339) (811-7237) (the "Fund")
    Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of Putnam Worldwide Equity Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 31 to the Fund's Registration Statement on
Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2000.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913.

                                           Very truly yours,

                                           PUTNAM INVESTMENT FUNDS

                                           /s/ Gordon H. Silver
                                       By: ----------------------------

                                           Gordon H. Silver
                                           Vice President


cc:  Greg Pusch, Esq. (Ropes & Gray)

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